United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-23259
(Investment Company Act File Number)

Federated Hermes Adviser Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-12-31

Date of Reporting Period: Six months ended 2025-06-30

Item 1.	Reports to Stockholders

Federated Hermes MDT Market Neutral Fund

Class A Shares | QAMNX

Semi-Annual Shareholder Report - June 30, 2025

A Portfolio of Federated Hermes Adviser Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$121	2.36%

Key Fund Statistics

  Net Assets$1,531,969,834
  Number of Investments401
  Portfolio Turnover35%

Fund Holdings

Top Security Types (% of Net Assets)

Common Stocks
87.9%
Collateral on Deposit for Securities Sold Short
83.1%
Cash Equivalents
9.8%
Securities Sold Short
(82.0%)

Value	Value
Securities Sold Short	(82.0%)
Cash Equivalents	9.8%
Collateral on Deposit for Securities Sold Short	83.1%
Common Stocks	87.9%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Utilities	1.4%
Real Estate	3.2%
Materials	4.3%
Energy	4.5%
Communication Services	6.3%
Consumer Staples	7.6%
Industrials	11.4%
Financials	12.4%
Consumer Discretionary	12.8%
Health Care	16.5%
Information Technology	19.6%

Semi-Annual Shareholder Report

Federated Hermes MDT Market Neutral Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423A440

Q455472-A (08/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Market Neutral Fund

Institutional Shares | QQMNX

Semi-Annual Shareholder Report - June 30, 2025

A Portfolio of Federated Hermes Adviser Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$109	2.13%

Key Fund Statistics

  Net Assets$1,531,969,834
  Number of Investments401
  Portfolio Turnover35%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(82.0%)
Cash Equivalents	9.8%
Collateral on Deposit for Securities Sold Short	83.1%
Common Stocks	87.9%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Utilities	1.4%
Real Estate	3.2%
Materials	4.3%
Energy	4.5%
Communication Services	6.3%
Consumer Staples	7.6%
Industrials	11.4%
Financials	12.4%
Consumer Discretionary	12.8%
Health Care	16.5%
Information Technology	19.6%

Semi-Annual Shareholder Report

Federated Hermes MDT Market Neutral Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423A432

Q455472-B (08/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
June 30, 2025

Share Class | Ticker	A | QAMNX	Institutional | QQMNX

Federated Hermes MDT Market Neutral Fund

A Portfolio of Federated Hermes Adviser Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—87.9%
		Communication Services—6.5%
176,576	[1,2]	CarGurus, Inc.	$ 5,909,999
7,422		Electronic Arts, Inc.	1,185,293
260,502	[1]	Fox Corp.	14,598,532
45,476	[1,2]	Live Nation Entertainment, Inc.	6,879,609
19,882	[1,2]	Pinterest, Inc.	712,969
302,981	[1,2]	ROBLOX Corp.	31,873,601
52,671		Sirius XM Radio, Inc.	1,209,853
42,994	[1,2]	Spotify Technology S.A.	32,991,016
109,709	[2]	TripAdvisor, Inc.	1,431,702
23,080	[1,2]	Yelp, Inc.	790,952
233,307	[1,2]	ZoomInfo Technologies, Inc.	2,361,067
		TOTAL	99,944,593
		Consumer Discretionary—10.2%
666,731	[1]	Advance Auto Parts, Inc.	30,996,324
16,340	[2]	Birkenstock Holding PLC	803,601
224,962	[2]	Capri Holdings Ltd.	3,981,828
81,218	[1,2]	Deckers Outdoor Corp.	8,371,139
123,279	[1,2]	DoorDash, Inc.	30,389,506
21,519	[1,2]	Duolingo, Inc.	8,823,221
10,187	[1,2]	Expedia Group, Inc.	1,718,343
190,174	[1,2]	Five Below, Inc.	24,947,025
175,692	[1]	General Motors Co.	8,645,803
121,728	[1,2]	Life Time Group Holdings, Inc.	3,692,010
5,438	[2]	Lululemon Athletica, Inc.	1,291,960
42,109	[2]	Norwegian Cruise Line Holdings Ltd.	853,971
63,783		Polaris, Inc., Class A	2,592,779
41,779	[1]	PVH Corp.	2,866,040
69,866	[1,2]	Revolve Group, Inc.	1,400,813
11,671	[1]	Royal Caribbean Cruises Ltd.	3,654,657
33,162	[1,2]	SharkNinja, Inc.	3,282,706
23,913		Steven Madden Ltd.	573,434
13,138		Tapestry, Inc.	1,153,648
20,332	[1,2]	Ulta Beauty, Inc.	9,511,716
187,580	[1,2]	Under Armour, Inc., Class A	1,281,172
450,947	[1]	V.F. Corp.	5,298,627
		TOTAL	156,130,323
		Consumer Staples—7.6%
194,278	[1,2]	Bellring Brands, Inc.	11,254,525
6,794		Clorox Co.	815,756
9,614	[1]	Costco Wholesale Corp.	9,517,283
213,699	[1,2]	Dollar Tree, Inc.	21,164,749
366,663	[1]	Estee Lauder Cos., Inc., Class A	29,626,370
379,330	[1,2]	Maplebear, Inc.	17,160,889
42,477	[1]	Philip Morris International, Inc.	7,736,336
8,336	[2]	Post Holdings, Inc.	908,874
11,873	[1]	Spectrum Brands Holdings, Inc.	629,269
105,588	[1,2]	Sprouts Farmers Market, Inc.	17,384,008
		TOTAL	116,198,059
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Energy—3.0%
26,734	[2]	Antero Resources Corp.	$ 1,076,846
46,250	[1]	Cheniere Energy, Inc.	11,262,800
68,207	[1]	EOG Resources, Inc.	8,158,239
48,169	[1]	Expand Energy Corp.	5,632,883
91,313		Halliburton Co.	1,860,959
74,661		Murphy Oil Corp.	1,679,872
20,867		Occidental Petroleum Corp.	876,623
32,759	[1,2]	Oceaneering International, Inc.	678,766
203,279	[1]	PBF Energy, Inc.	4,405,056
50,828	[2]	Seadrill Ltd.	1,334,235
13,785		Targa Resources, Inc.	2,399,693
105,798	[1,2]	Tidewater, Inc.	4,880,462
24,604	[1]	Weatherford International PLC	1,237,827
		TOTAL	45,484,261
		Financials—9.9%
25,884	[1]	Ameriprise Financial, Inc.	13,815,067
21,366	[2]	Arch Capital Group Ltd.	1,945,374
3,543		Assurant, Inc.	699,707
172,189	[1]	Bank of New York Mellon Corp.	15,688,140
6,865	[2]	Coinbase Global, Inc.	2,406,114
23,248	[1]	Corebridge Financial, Inc.	825,304
8,611		Globe Life, Inc.	1,070,261
4,810		Goldman Sachs Group, Inc.	3,404,277
72,056	[1,2]	Green Dot Corp.	776,764
122,132	[1]	Interactive Brokers Group, Inc., Class A	6,767,334
15,768	[1]	Intercontinental Exchange, Inc.	2,892,955
169,344	[1]	Jackson Financial, Inc.	15,036,054
64,532		Janus Henderson Group PLC	2,506,423
139,023	[1,2]	LendingClub Corp.	1,672,447
20,841	[1,2]	LendingTree, Inc.	772,576
37,314	[1]	Live Oak Bancshares, Inc.	1,111,957
61,197	[1]	Morgan Stanley	8,620,209
61,440	[1]	Northern Trust Corp.	7,789,978
21,138	[1]	Principal Financial Group, Inc.	1,678,991
42,397	[1]	PROG Holdings, Inc.	1,244,352
20,158	[1]	Progressive Corp., OH	5,379,364
103,352	[1]	Prudential Financial, Inc.	11,104,139
63,874	[2]	Robinhood Markets, Inc.	5,980,523
167,080	[1]	State Street Corp.	17,767,287
251,855	[1,2]	StoneCo Ltd.	4,039,754
81,135	[1]	Synchrony Financial	5,414,950
31,886	[1]	The Travelers Cos., Inc.	8,530,780
40,311	[2]	Toast, Inc.	1,785,374
6,521	[2]	WEX, Inc.	957,870
		TOTAL	151,684,325
		Health Care—15.1%
112,149	[1]	AbbVie, Inc.	20,817,097
42,778	[2]	Acadia Healthcare Co., Inc.	970,633
108,550	[1,2]	Align Technology, Inc.	20,551,771
21,984	[1,2]	Alnylam Pharmaceuticals, Inc.	7,168,763
51,565	[1]	Amgen, Inc.	14,397,464
21,623	[1,2]	Biogen, Inc.	2,715,633
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
50,157	[2]	BioMarin Pharmaceutical, Inc.	$ 2,757,130
49,404	[1]	Cardinal Health, Inc.	8,299,872
38,915	[1,2]	CareDx, Inc.	760,399
21,258	[1]	Cencora, Inc.	6,374,211
36,840	[2]	Centene Corp.	1,999,675
38,637	[1,2]	Charles River Laboratories International, Inc.	5,862,392
195,181	[1,2]	Community Health Systems, Inc.	663,615
54,756		Dentsply Sirona, Inc.	869,525
436,319	[1,2]	Dexcom, Inc.	38,086,286
149,231	[1,2]	Elanco Animal Health, Inc.	2,131,019
46,479	[1,2]	Fulgent Genetics, Inc.	924,003
42,118	[1]	Gilead Sciences, Inc.	4,669,623
29,403	[2]	Halozyme Therapeutics, Inc.	1,529,544
25,831	[1]	Humana, Inc.	6,315,163
37,725	[1,2]	Illumina, Inc.	3,599,342
94,839	[1,2]	Incyte Genomics, Inc.	6,458,536
144,233	[1,2]	Inmode Ltd.	2,082,725
19,783	[1,2]	Insulet Corp.	6,215,423
7,538		Merck & Co., Inc.	596,708
1,138,150	[1,2]	Moderna, Inc.	31,401,558
4,310	[1,2]	Molina Healthcare, Inc.	1,283,949
161,250	[1,2]	NeoGenomics, Inc.	1,178,737
52,286	[1,2]	Omnicell, Inc.	1,537,208
27,647	[1,2]	Privia Health Group, Inc.	635,881
41,485	[1,2]	Regeneron Pharmaceuticals, Inc.	21,779,625
114,447	[2]	Sarepta Therapeutics, Inc.	1,957,044
117,694	[1,2]	Teladoc Health, Inc.	1,025,115
3,006	[1,2]	Vertex Pharmaceuticals, Inc.	1,338,271
62,664	[2]	Waystar Holding Corp.	2,561,078
		TOTAL	231,515,018
		Industrials—10.8%
39,991	[1]	Allison Transmission Holdings, Inc.	3,798,745
41,294	[2]	APi Group Corp.	2,108,059
17,485	[1]	Apogee Enterprises, Inc.	709,891
39,645	[1,2]	Astronics Corp.	1,327,315
33,483		Atmus Filtration Technologies, Inc.	1,219,451
22,514	[1,2]	BlueLinx Holdings, Inc.	1,674,591
86,287		Delta Air Lines, Inc.	4,243,595
12,397	[1,2]	DXP Enterprises, Inc.	1,086,597
1,960		Eaton Corp. PLC	699,700
21,475	[1]	Emerson Electric Co.	2,863,262
19,733	[1]	GE Aerospace	5,079,077
81,001	[1,2]	GE Vernova, Inc.	42,861,679
13,590	[1,2]	Generac Holdings, Inc.	1,946,224
2,166		General Dynamics Corp.	631,735
16,445		Leidos Holdings, Inc.	2,594,363
5,033		Lockheed Martin Corp.	2,330,984
28,293	[1]	Masco Corp.	1,820,937
19,590	[1,2]	Parsons Corp.	1,405,974
55,589	[1]	Paycom Software, Inc.	12,863,295
69,946	[1]	Pitney Bowes, Inc.	763,111
30,228	[1,2]	Proto Labs, Inc.	1,210,329
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
41,991	[1,2]	SkyWest, Inc.	$ 4,323,813
40,404		Stanley Black & Decker, Inc.	2,737,371
23,159	[1]	Trane Technologies PLC	10,129,978
2,392	[1,2]	TransDigm, Inc.	3,637,371
100,425	[1,2]	Uber Technologies, Inc.	9,369,652
236,982	[1,2]	United Airlines Holdings, Inc.	18,870,877
222,088	[1]	Veralto Corp.	22,419,784
8,478		Xylem, Inc.	1,096,714
		TOTAL	165,824,474
		Information Technology—18.6%
7,214	[1,2]	Adobe, Inc.	2,790,952
141,497		Amkor Technology, Inc.	2,970,022
5,275	[1,2]	AppLovin Corp.	1,846,672
23,259	[1,2]	Atlassian Corp. PLC	4,723,670
39,828	[2]	Axcelis Technologies, Inc.	2,775,613
73,191	[2]	Bill.Com Holdings, Inc.	3,385,816
23,307	[1,2]	Braze, Inc.	654,927
23,918	[1]	Clear Secure, Inc.	663,964
27,250	[2]	Credo Technology Group Holding Ltd.	2,523,077
97,170	[1]	Dell Technologies, Inc.	11,913,042
422,127	[1,2]	Enphase Energy, Inc.	16,737,336
26,102	[1,2]	EPAM Systems, Inc.	4,615,356
330,616	[1,2]	Fortinet, Inc.	34,952,724
39,193	[1,2]	Freshworks, Inc.	584,368
15,356	[2]	Gitlab, Inc.	692,709
83,476	[1,2]	GoDaddy, Inc.	15,030,689
6,265	[1,2]	HubSpot, Inc.	3,487,287
28,475	[2]	Kyndryl Holdings, Inc.	1,194,811
42,617	[2]	Life360, Inc.	2,780,759
53,456	[1,2]	LiveRamp Holdings, Inc.	1,766,186
55,660	[1]	Marvell Technology, Inc.	4,308,084
149,034	[1]	Microchip Technology, Inc.	10,487,523
1,464		Motorola Solutions, Inc.	615,553
101,398	[1]	NetApp, Inc.	10,803,957
167,526	[1,2]	Nutanix, Inc.	12,805,687
14,318	[2]	Okta, Inc.	1,431,370
85,043	[1,2]	ON Semiconductor Corp.	4,457,104
10,863	[2]	Onto Innovation, Inc.	1,096,403
38,007	[1,2]	Palantir Technologies, Inc.	5,181,114
67,338	[1,2]	Palo Alto Networks, Inc.	13,780,048
137,964	[1]	Pegasystems, Inc.	7,467,991
16,392	[1,2]	Procore Technologies, Inc.	1,121,541
54,743	[2]	Pure Storage, Inc.	3,152,102
60,815	[1,2]	Q2 Holdings, Inc.	5,691,676
49,170	[2]	Qorvo, Inc.	4,175,025
64,291	[1]	Qualcomm, Inc.	10,238,985
8,306	[1,2]	Qualys, Inc.	1,186,678
26,054	[1,2]	RingCentral, Inc.	738,631
74,550	[1]	Skyworks Solutions, Inc.	5,555,466
19,675	[1,2]	Synaptics, Inc.	1,275,334
19,659		TD SYNNEX Corp.	2,667,726
313,846	[1]	Teradyne, Inc.	28,221,032
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
98,260	[2]	UiPath, Inc.	$ 1,257,728
81,223	[1,2]	Varonis Systems, Inc.	4,122,067
47,882	[1,2]	Zoom Communications, Inc.	3,733,838
75,765	[1,2]	Zscaler, Inc.	23,785,664
		TOTAL	285,448,307
		Materials—4.1%
32,097		Albemarle Corp.	2,011,519
81,226		Alcoa Corp.	2,396,979
113,740	[1,2]	Axalta Coating Systems Ltd.	3,376,941
551,845	[1]	Celanese Corp.	30,533,584
84,170	[1]	FMC Corp.	3,514,097
37,266	[1,2]	Knife River Corp.	3,042,396
164,810	[1]	Mosaic Co./The	6,012,269
131,292	[1]	Newmont Corp.	7,649,072
14,685		Nucor Corp.	1,902,295
32,412		Olin Corp.	651,157
14,011	[1]	Steel Dynamics, Inc.	1,793,548
		TOTAL	62,883,857
		Real Estate—1.8%
15,495	[2]	CBRE Group, Inc.	2,171,159
185,987	[1]	Kilroy Realty Corp.	6,381,214
103,053	[1]	SL Green Realty Corp.	6,378,981
72,073	[1]	Vornado Realty Trust, LP	2,756,072
38,202	[1]	Welltower, Inc.	5,872,793
44,244	[1,2]	Zillow Group, Inc.	3,030,272
		TOTAL	26,590,491
		Utilities—0.3%
23,403		Vistra Corp.	4,535,735
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,087,193,820)	1,346,239,443
		INVESTMENT COMPANY—9.8%
149,855,674		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[3] (IDENTIFIED COST $149,855,674)	149,855,674
		TOTAL INVESTMENT IN SECURITIES—97.7% (IDENTIFIED COST $1,237,049,494)[4]	1,496,095,117
		OTHER ASSETS AND LIABILITIES - NET—2.3%[5]	35,874,717
		NET ASSETS—100%	$1,531,969,834
SECURITIES SOLD SHORT—(82.0)%
Shares			Value
		Communication Services—(5.1)%
9,316		ATN International, Inc.	$ 151,385
11,853	[2]	Charter Communications, Inc.	4,845,625
36,194	[2]	E.W. Scripps Co.	106,410
192,063	[2]	Magnite, Inc.	4,632,560
31,745		Sinclair, Inc.	438,716
13,510	[2]	Take-Two Interactive Software, Inc.	3,280,904
110,672		TKO Group Holdings, Inc.	20,136,770
560,254	[2]	Trade Desk, Inc./The	40,332,685
102,591	[2]	Vimeo Holdings, Inc.	414,468
33,291		Walt Disney Co.	4,128,417
		TOTAL	78,467,940
Semi-Annual Financial Statements and Additional Information

Shares			Value
		Consumer Discretionary—(10.5)%
537,480	[2]	Caesars Entertainment, Inc.	$ 15,259,057
51,000	[2]	CarMax, Inc.	3,427,710
44,554		Churchill Downs, Inc.	4,499,954
63,339	[2]	Dave & Buster’s Entertainment, Inc.	1,905,237
335,363	[2]	DraftKings, Inc.	14,383,719
33,105	[2]	Floor & Decor Holdings, Inc.	2,514,656
25,044	[2]	Fox Factory Holding Corp.	649,642
191,840	[2]	GameStop Corp.	4,678,978
49,292		Garmin Ltd.	10,288,226
49,026		Genuine Parts Co.	5,947,344
21,908	[2]	G-III Apparel Group Ltd.	490,739
3,771	[2]	Grand Canyon Education, Inc.	712,719
8,354		Lithia Motors, Inc.	2,822,148
43,120		LKQ Corp.	1,595,871
158,448		Nike, Inc., Class B	11,256,146
322,579		Starbucks Corp.	29,557,914
109,032	[2]	Tesla, Inc.	34,635,105
82,537	[2]	The RealReal, Inc.	395,352
45,107		Wingstop, Inc.	15,189,331
		TOTAL	160,209,848
		Consumer Staples—(6.3)%
114,365		Dollar General Corp.	13,081,069
34,655	[2]	elf Beauty, Inc.	4,312,468
29,515		Hershey Foods Corp.	4,898,014
532,823		Lamb Weston Holdings, Inc.	27,626,873
74,969		Mondelez International, Inc.	5,055,909
176,575	[2]	Monster Beverage Corp.	11,060,658
3,948		PepsiCo, Inc.	521,294
49,773	[2]	Performance Food Group Co.	4,353,644
30,857		Procter & Gamble Co.	4,916,137
21,792		Sysco Corp.	1,650,526
187,057		WalMart, Inc.	18,290,434
		TOTAL	95,767,026
		Energy—(3.7)%
25,982		ConocoPhillips	2,331,625
249,702		Diamondback Energy, Inc.	34,309,055
7,226	[2]	DMC Global, Inc.	58,241
179,444		Exxon Mobil Corp.	19,344,063
43,623	[2]	Green Plains, Inc.	263,047
31,792	[2]	Vital Energy, Inc.	511,533
		TOTAL	56,817,564
		Financials—(10.1)%
8,499		American Express Co.	2,711,011
19,109		American International Group, Inc.	1,635,539
33,485		Aon PLC	11,946,109
6,190		Apollo Global Management, Inc.	878,175
46,613		Ares Management Corp.	8,073,372
17,048	[2]	Berkshire Hathaway, Inc., Class B	8,281,407
1,055		BlackRock, Inc.	1,106,959
98,153		Blackstone, Inc.	14,681,726
246,014	[2]	Block, Inc.	16,711,731
56,674		Capital One Financial Co.	12,057,960
46,618		Citigroup, Inc.	3,968,124
Semi-Annual Financial Statements and Additional Information

Shares			Value
		Financials—continued
14,170		Comerica, Inc.	$ 845,240
3,290		Erie Indemnity Co.	1,140,939
28,321		Glacier Bancorp, Inc.	1,220,069
302,327		KKR & Co., Inc.	40,218,561
18,624	[2]	PRA Group, Inc.	274,704
152,851	[2]	Remitly Global, Inc.	2,869,013
17,889		SEI Investments Co.	1,607,506
103,611	[2]	Shift4 Payments, Inc.	10,268,886
17,101	[2]	StoneX Group, Inc.	1,558,631
43,381		Truist Financial Corp.	1,864,949
117,752	[2]	Upstart Holdings, Inc.	7,616,199
30,281		Webster Financial Corp. Waterbury	1,653,377
14,727		Wells Fargo & Co.	1,179,927
12,607		Western Alliance Bancorp	983,094
		TOTAL	155,353,208
		Health Care—(13.6)%
88,699	[2]	10X Genomics, Inc.	1,027,134
162,559		Abbott Laboratories	22,109,650
60,100	[2]	AdaptHealth Corp.	566,743
158,064	[2]	agilon health, Inc.	363,547
20,734	[2]	Akero Therapeutics, Inc.	1,106,366
230,231	[2]	Apellis Pharmaceuticals, Inc.	3,985,299
60,422	[2]	Arrowhead Pharmaceuticals, Inc.	954,668
28,594	[2]	Axsome Therapeutics, Inc.	2,984,928
90,832		Becton Dickinson & Co.	15,645,812
48,539	[2]	Biohaven Ltd.	684,885
29,394	[2]	Bridgebio Pharma, Inc.	1,269,233
44,015	[2]	Cryoport, Inc.	328,352
162,401		CVS Health Corp.	11,202,421
27,227	[2]	Cytokinetics, Inc.	899,580
50,917		Danaher Corp.	10,058,144
22,015		Eli Lilly & Co.	17,161,353
53,368	[2]	Exact Sciences Corp.	2,835,975
68,190	[2]	HealthEquity, Inc.	7,143,584
198,316	[2]	Heron Therapeutics, Inc.	410,514
79,621	[2]	Immunovant, Inc.	1,273,936
13,327	[2]	Inspire Medical Systems, Inc.	1,729,445
5,074	[2]	iRhythm Technologies, Inc.	781,193
3,760	[2]	Karyopharm Therapeutics, Inc.	16,205
52,571	[2]	Kodiak Sciences, Inc.	196,090
11,333	[2]	Madrigal Pharmaceuticals, Inc.	3,429,819
44,859	[2]	Masimo Corp.	7,546,181
123,176		Medtronic PLC	10,737,252
1,898	[2]	Outset Medical, Inc.	36,466
50,357	[2]	PTC Therapeutics, Inc.	2,459,436
25,625	[2]	Repligen Corp.	3,187,237
10,774	[2]	Revolution Medicines, Inc.	396,375
357,682	[2]	Summit Therapeutics, Inc.	7,611,473
17,765		Thermo Fisher Scientific, Inc.	7,202,997
52,165	[2]	TransMedics Group, Inc.	6,990,632
125,947		UnitedHealth Group, Inc.	39,291,686
301,230	[2]	Vaxcyte, Inc.	9,792,987
59,863	[2]	Viking Therapeutics, Inc.	1,586,369
Semi-Annual Financial Statements and Additional Information

Shares			Value
		Health Care—continued
12,707		West Pharmaceutical Services, Inc.	$ 2,780,292
		TOTAL	207,784,259
		Industrials—(9.4)%
104,806		Air Lease Corp.	6,130,103
34,299	[2]	Ameresco, Inc.	521,002
60,316	[2]	Avis Budget Group, Inc.	10,196,420
5,352	[2]	Axon Enterprise, Inc.	4,431,135
28,405	[2]	Chart Industries, Inc.	4,676,883
203,225		Concentrix Corp.	10,741,457
163,140	[2]	Copart, Inc.	8,005,280
22,192	[2]	Core & Main, Inc.	1,339,287
182,412	[2]	Driven Brands Holdings, Inc.	3,203,155
61,892		Fastenal Co.	2,599,464
3,658	[2]	FTI Consulting, Inc.	590,767
111,061	[2]	GXO Logistics, Inc.	5,408,671
141,964		Honeywell International, Inc.	33,060,576
15,024		Huntington Ingalls Industries, Inc.	3,627,695
71,727		Ingersoll-Rand, Inc.	5,966,252
5,959	[2]	Kirby Corp.	675,810
140,311		Knight-Swift Transportation Holdings, Inc.	6,205,955
21,288	[2]	Mercury Systems, Inc.	1,146,572
242,090	[2]	NEXTracker, Inc.	13,162,433
19,418		Old Dominion Freight Lines, Inc.	3,151,541
11,662		PACCAR, Inc.	1,108,590
39,406	[2]	Saia, Inc.	10,796,850
7,283		United Parcel Service, Inc.	735,146
44,000		Vertiv Holdings Co.	5,650,040
13,288	[2]	Vicor Corp.	602,744
		TOTAL	143,733,828
		Information Technology—(16.0)%
2,784		Accenture PLC	832,110
263,740	[2]	Advanced Micro Devices, Inc.	37,424,706
152,174	[2]	Allegro MicroSystems, Inc.	5,202,829
18,852		Analog Devices, Inc.	4,487,153
21,427	[2]	Appian Corp.	639,810
11,956		Apple, Inc.	2,453,013
122,459	[2]	Astera Labs, Inc.	11,072,743
39,086	[2]	Cadence Design Systems, Inc.	12,044,351
16,566		Entegris, Inc.	1,336,048
5,170	[2]	First Solar, Inc.	855,842
20,458	[2]	Globalfoundries, Inc.	781,496
4,704	[2]	Globant S.A.	427,311
39,156	[2]	Impinj, Inc.	4,349,057
223,045		Intel Corp.	4,996,208
1,380		Intuit, Inc.	1,086,929
106,719		Lam Research Corp.	10,388,028
60,792		Micron Technology, Inc.	7,492,614
1,330		Microsoft Corp.	661,555
46,154	[2]	MicroStrategy, Inc., Class A	18,656,831
108,881	[2]	MongoDB, Inc.	22,863,921
79,596	[2]	nCino, Inc.	2,226,300
49,005		NVIDIA Corp.	7,742,300
30,154		Oracle Corp.	6,592,569
Semi-Annual Financial Statements and Additional Information

Shares			Value
		Information Technology—continued
25,900	[2]	Par Technology Corp.	$ 1,796,683
13,435	[2]	PTC, Inc.	2,315,388
5,588	[2]	Sitime Corp.	1,190,691
103,062	[2]	Sprout Social, Inc.	2,155,026
410,123	[2]	Super Micro Computer, Inc.	20,100,128
11,600	[2]	Synopsys, Inc.	5,947,088
124,510		Texas Instruments, Inc.	25,850,766
21,627		Ubiquiti Networks, Inc.	8,902,755
278,682	[2]	Unity Software, Inc.	6,744,104
392,873	[2]	Zeta Global Holdings Corp.	6,085,603
		TOTAL	245,701,956
		Materials—(3.5)%
90,886		Air Products & Chemicals, Inc.	25,635,305
6,848		Carpenter Technology Corp.	1,892,650
511,001		Dow, Inc.	13,531,307
68,244		Freeport-McMoRan, Inc.	2,958,377
113,861		International Paper Co.	5,332,111
87,619	[2]	MP Materials Corp.	2,915,084
45,461		Smurfit WestRock PLC	1,961,642
		TOTAL	54,226,476
		Real Estate—(2.7)%
125,721		Alexandria Real Estate Equities, Inc.	9,131,116
7,334		Digital Realty Trust, Inc.	1,278,536
1,578		Equinix, Inc.	1,255,252
85,926		Extra Space Storage, Inc.	12,668,930
213,199		Healthcare Realty Trust, Inc.	3,381,336
29,552		ProLogis, Inc.	3,106,506
149,220		Realty Income Corp.	8,596,564
47,162		Weyerhaeuser Co.	1,211,592
		TOTAL	40,629,832
		Utilities—(1.1)%
37,479		Brookfield Renewable Corp.	1,228,562
89,706		NextEra Energy, Inc.	6,227,391
90,125		Sempra Energy	6,828,771
9,798		Southwest Gas Holdings, Inc.	728,873
36,709		Xcel Energy, Inc.	2,499,883
		TOTAL	17,513,480
		Total Securities Sold Short (PROCEEDS $1,168,907,892)	$1,256,205,417
The Value of Securities Sold Short is included in “Other Assets and Liabilities—Net”.
Semi-Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2024	$117,480,736
Purchases at Cost	$621,251,680
Proceeds from Sales	$(588,876,742)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2025	$149,855,674
Shares Held as of 6/30/2025	149,855,674
Dividend Income	$2,613,880

1	All or a portion of these securities have been pledged as collateral for open short positions.
2	Non-income-producing security.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At June 30, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(formerly, Investor Class Shares)
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 6/30/2025	Year Ended December 31,				Period Ended 12/31/2020[3]	Year Ended 1/31/2020
		2024	2023	2022	2021[2]
Net Asset Value, Beginning of Period	$19.64	$17.05	$17.28	$17.75	$17.47	$17.94	$17.06
Income From Investment Operations:
Net investment income (loss)[4]	0.21	0.58	0.50	0.08	(0.07)	(0.07)	(0.05)
Net realized and unrealized gain (loss)	1.01	2.37	0.28	1.48	4.04	(0.40)	1.02
Total From Investment Operations	1.22	2.95	0.78	1.56	3.97	(0.47)	0.97
Less Distributions:
Distributions from net investment income	—	(0.36)	(0.51)	—	—	—	(0.09)
Distributions from net realized gain	—	—	(0.50)	(2.03)	(3.69)	—	—
Total Distributions	—	(0.36)	(1.01)	(2.03)	(3.69)	—	(0.09)
Net Asset Value, End of Period	$20.86	$19.64	$17.05	$17.28	$17.75	$17.47	$17.94
Total Return[5]	6.21%	17.32%	4.71%	9.24%	23.16%	(2.62)%	5.69%
Ratios to Average Net Assets:
Net expenses[6]	2.36%[7]	2.06%	2.14%	1.85%	1.26%	1.61%	1.50%
Net expenses excluding dividends and other expenses related to short sales	1.26%[7]	1.33%	1.31%	1.33%	0.93%	1.43%	1.34%
Net investment income (loss)	2.09%[7]	2.98%	2.88%	0.43%	(0.36)%	(0.47)%	(0.28)%
Expense waiver/reimbursement[8]	0.01%[7]	0.01%	0.07%	0.15%	0.13%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$230,040	$235,447	$13,857	$10,276	$2,554	$2,765	$12,667
Portfolio turnover[9]	35%	58%	150%	270%	204%	74%	83%

1
Hancock Horizon Quantitative Long/Short Fund (the “Predecessor Fund”) was reorganized into Federated Hermes MDT Market Neutral Fund (the “Fund”), a
portfolio of the Federated Hermes Adviser Series as of the close of business on September 24, 2021. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.

2	Beginning with the year ended December 31, 2021, the Fund was audited by KPMG LLP. The previous years were audited by other independent registered public accounting firms.
3	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, the Predecessor Fund changed its fiscal year end to December 31.
4	Per share numbers have been calculated using the average shares method.
5
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7	Computed on an annualized basis.
8
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

9	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 6/30/2025	Year Ended December 31,				Period Ended 12/31/2020[3]	Year Ended 1/31/2020
		2024	2023	2022	2021[2]
Net Asset Value, Beginning of Period	$20.27	$17.56	$17.76	$18.16	$17.84	$18.36	$17.48
Income From Investment Operations:
Net investment income (loss)[4]	0.24	0.62	0.55	0.10	(0.11)	(0.04)	0.11
Net realized and unrealized gain (loss)	1.04	2.47	0.30	1.55	4.12	(0.40)	0.91
Total From Investment Operations	1.28	3.09	0.85	1.65	4.01	(0.44)	1.02
Less Distributions:
Distributions from net investment income	—	(0.38)	(0.55)	(0.02)	—	(0.08)	(0.14)
Distributions from net realized gain	—	—	(0.50)	(2.03)	(3.69)	—	—
Total Distributions	—	(0.38)	(1.05)	(2.05)	(3.69)	(0.08)	(0.14)
Net Asset Value, End of Period	$21.55	$20.27	$17.56	$17.76	$18.16	$17.84	$18.36
Total Return[5]	6.31%	17.58%	4.96%	9.52%	22.90%	(2.37)%	5.83%
Ratios to Average Net Assets:
Net expenses[6]	2.13%[7]	1.85%	1.93%	1.60%	1.44%	1.37%	1.25%
Net expenses excluding dividends and other expenses related to short sales	1.01%[7]	1.08%	1.08%	1.08%	1.12%	1.19%	1.08%
Net investment income (loss)	2.32%[7]	3.14%	3.10%	0.55%	(0.55)%	(0.29)%	0.63%
Expense waiver/reimbursement[8]	0.01%[7]	0.01%	0.07%	0.16%	0.14%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,301,930	$707,137	$318,862	$232,152	$85,310	$79,415	$120,650
Portfolio turnover[9]	35%	58%	150%	270%	204%	74%	83%

1
The Predecessor Fund was reorganized into the Fund, a portfolio of the Federated Hermes Adviser Series as of the close of business on September 24, 2021. The
Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor
Fund, which, as a result of the reorganization, are the Fund’s operations.

2	Beginning with the year ended December 31, 2021, the Fund was audited by KPMG LLP. The previous years were audited by other independent registered public accounting firms.
3	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, the Predecessor Fund changed its fiscal year end to December 31.
4	Per share numbers have been calculated using the average shares method.
5
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7	Computed on an annualized basis.
8
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

9	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
June 30, 2025 (unaudited)

Assets:
Investment in securities, at value including $149,855,674 of investments in affiliated holdings* (identified cost $1,237,049,494, including $149,855,674 of identified cost in affiliated holdings)	$1,496,095,117
Due from broker (Note 2)	30,000,000
Deposit at broker for short sales	1,272,778,420
Income receivable	378,702
Income receivable from affiliated holdings	524,879
Interest receivable on short positions	2,533,270
Receivable for shares sold	6,325,608
Total Assets	2,808,635,996
Liabilities:
Securities sold short, at value (proceeds $1,168,907,892)	1,256,205,417
Dividends payable on short positions	593,427
Payable for shares redeemed	779,847
Bank overdraft	18,878,231
Payable for investment adviser fee (Note 5)	33,056
Payable for administrative fee (Note 5)	3,225
Payable for other service fees (Notes 2 and 5)	50,332
Accrued expenses (Note 5)	122,627
Total Liabilities	1,276,666,162
Net assets for 71,438,392 shares outstanding	$1,531,969,834
Net Assets Consist of:
Paid-in capital	$1,399,033,265
Total distributable earnings (loss)	132,936,569
Net Assets	$1,531,969,834
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($230,040,259 ÷ 11,029,226 shares outstanding), no par value, unlimited shares authorized	$20.86
Offering price per share (100/94.50 of $20.86)	$22.07
Redemption proceeds per share	$20.86
Institutional Shares:
Net asset value per share ($1,301,929,575 ÷ 60,409,166 shares outstanding), no par value, unlimited shares authorized	$21.55
Offering price per share	$21.55
Redemption proceeds per share	$21.55

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended June 30, 2025 (unaudited)

Investment Income:
Interest	$20,194,606
Dividends (including $2,613,880 received from affiliated holdings*)	7,687,700
TOTAL INCOME	27,882,306
Expenses:
Investment adviser fee (Note 5)	5,012,705
Administrative fee (Note 5)	488,529
Custodian fees	39,159
Transfer agent fees	583,566
Directors’/Trustees’ fees (Note 5)	2,268
Auditing fees	23,026
Legal fees	6,001
Portfolio accounting fees	72,002
Other service fees (Notes 2 and 5)	309,036
Share registration costs	92,588
Printing and postage	23,462
Miscellaneous (Note 5)	14,240
Expenses related to short positions	7,011,631
TOTAL EXPENSES	13,678,213
Reimbursement of investment adviser fee (Note 5)	(42,432)
Net expenses	13,635,781
Net investment income	14,246,525
Realized and Unrealized Gain (Loss) on Investments and Short Sales:
Net realized gain on investments	20,705,061
Net realized loss on short sales	(38,602,274)
Net change in unrealized appreciation of investments	133,829,959
Net change in unrealized depreciation of securities sold short	(54,363,836)
Net realized and unrealized gain (loss) on investments and short sales	61,568,910
Change in net assets resulting from operations	$75,815,435

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2025	Year Ended 12/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,246,525	$16,909,893
Net realized gain (loss)	(17,897,213)	3,441,768
Net change in unrealized appreciation/depreciation	79,466,123	55,699,952
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	75,815,435	76,051,613
Distributions to Shareholders:
Class A Shares	—	(3,918,561)
Institutional Shares	—	(13,015,796)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(16,934,357)
Share Transactions:
Proceeds from sale of shares	737,439,443	760,180,466
Net asset value of shares issued to shareholders in payment of distributions declared	—	16,631,622
Cost of shares redeemed	(223,869,658)	(226,063,811)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	513,569,785	550,748,277
Change in net assets	589,385,220	609,865,533
Net Assets:
Beginning of period	942,584,614	332,719,081
End of period	$1,531,969,834	$942,584,614
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
June 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Hermes MDT Market Neutral Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide long-term capital appreciation while limiting exposure to general stock market risk.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursement of $42,432 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended June 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$309,036
Semi-Annual Financial Statements and Additional Information

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Delaware and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the six months ended June 30, 2025, the net realized gain (loss) and the net change in unrealized appreciation/(depreciation) on short sales was $(38,602,274) and $(54,363,836), respectively.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2025		Year Ended 12/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,740,431	$35,304,315	11,287,176	$218,718,036
Shares issued to shareholders in payment of distributions declared	—	—	199,252	3,917,303
Shares redeemed	(2,699,519)	(56,087,095)	(310,865)	(5,973,947)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(959,088)	$(20,782,780)	11,175,563	$216,661,392
	Six Months Ended 6/30/2025		Year Ended 12/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	33,496,945	$702,135,128	27,446,696	$541,462,430
Shares issued to shareholders in payment of distributions declared	—	—	626,630	12,714,319
Shares redeemed	(7,975,988)	(167,782,563)	(11,344,758)	(220,089,864)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	25,520,957	$534,352,565	16,728,568	$334,086,885
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	24,561,869	$513,569,785	27,904,131	$550,748,277
4. FEDERAL TAX INFORMATION
At June 30, 2025, the cost of investments for federal tax purposes was $1,237,049,494. The net unrealized appreciation of investments for federal tax purposes was $259,045,623. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $291,921,002 and unrealized depreciation from investments for those securities having an excess of cost over value of $32,875,379.
As of December 31, 2024, the Fund had a capital loss carryforward of $22,819,129 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$22,819,129	$—	$22,819,129
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2025, the Adviser did not reimburse advisory fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2025, the Adviser reimbursed $42,432.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended June 30, 2025, FSC did not retain any sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended June 30, 2025, FSSC received $304 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.33% and 1.08% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2026, or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2025, were as follows:
Purchases	$804,144,504
Sales	$371,280,064
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2025, the Fund had no outstanding loans. During the six months ended June 30, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2025, there were no outstanding loans. During the six months ended June 30, 2025, the program was not utilized.
Semi-Annual Financial Statements and Additional Information

9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes MDT Market Neutral Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates,, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Financial Statements and Additional Information

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Semi-Annual Financial Statements and Additional Information

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Market Neutral Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A440
CUSIP 31423A432
Q455472 (8/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes MDT Market Neutral Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes MDT Market Neutral Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes MDT Market Neutral Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes MDT Market Neutral Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Adviser Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  August 25, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 25, 2025